Silent Partnerships	6 Months Ended
Jun. 30, 2022
Silent Partnerships Abstract
SILENT PARTNERSHIPS

10. SILENT PARTNERSHIPS

During the year ended December 31, 2020, the Company entered into silent partnership agreements whereby the lender agreed to lend a total of EUR 299,400 (approximately $341,740) (the “3% SPAs”). The Company is to repay the amount by December 31, 2025. The Company must pay a minimum of 3% interest per annum on the loans. The lender is entitled to 3% of the Company’s net income each year should the Company be profitable and provided that the amount paid does not exceed the principal amount of the debt; the lender does not partake in the Company’s losses. Upon the amounts coming due, the lender of the 3% SPAs have the option to demand an additional payment equal to 15% of the contribution as a final remuneration (the “Final Renumeration”). The Final Remuneration is considered to be the cost of issuing debt. The 3% SPAs were received at below market interest rates as part of a government program for COVID-19 relief. The initial fair value of the 3% SPAs was determined to be EUR 218,120 (approximately $248,966), which was determined using an estimated effective interest rate of 11.5%. The difference between the face value and the fair value of the 3% SPAs of EUR 81,280 ($92,774) has been recognized as government grant income during the period. During the year ended December 31, 2021 the Company received the remaining EUR 200,000 ($236,640). The initial fair value of the 3.0% SPAs received was determined to be EUR 230,000 (approximately $272,136), determined using an estimated effective interest rate of 11.5%. The initial fair value of the 3.0% SPAs received in 2021 was determined to be EUR 156,549 (approximately $185,229), which was determined using an estimated effective interest rate of 11.5%. The difference between the face value and the fair value of the 3.0% SPAs received in 2021 of EUR 43,451 (approximately $51,410) has been recognized as government grant income during the period.

During the year ended December 31, 2020, the Company entered into silent partnership agreements whereby the lender agreed to lend a total of EUR 50,000 (approximately $57,071) (the “3.5% SPAs”). The Company is to repay the amount by June 30, 2025. The Company must pay a minimum of 3.5% interest per annum on the loans. The lender is entitled to 0.5% of the Company’s net income each year should the Company be profitable and provided that the amount paid does not exceed the principal amount of the debt; the ender does not partake in the Company’s losses. The 3.5% SPAs are convertible to common shares of the Company at EUR 1 per share in the event that the Company is involved in any of the following transactions: capital increases, a share or asset deal or a public offering. Pursuant to the silent partnership agreement, the Company notified the holder, at which point the holder declined the opportunity to convert their loan into common shares. The 3.5% SPAs were determined to be a financial instrument comprising an equity classified conversion feature with a host debt component. On initial recognition, the Company used the residual value method to allocate the principal amount of the 3.5% SPAs between the two components. The host debt component was valued first, based on similar debt securities without an embedded conversion feature and the residual was allocated to the equity-classified conversion feature.

Between the years of 2013 to 2016, the Company entered into silent partnership agreements for loans totaling EUR 798,694 (approximately $915,383) (the “8.5% SPAs”). Under the 8.5% SPAs, the Company is to repay EUR 398,634 (approximately $408,496) of the loans by June 30, 2023 and EUR 400,000 (approximately $409,859) of the loans matures on December 31, 2025. The Company must pay a minimum of 8.5% interest per annum on the loans. The lenders are entitled to 1.66% of the Company’s net income each year should the Company be profitable and provided that the amount paid does not exceed the principal amount of the debt; the lenders do not partake in the Company’s losses. At maturity, the lenders of the 8.5% SPAs have the option to demand an additional payment equal to 30% of the principal of the loans as a Final Remuneration. The Final Remuneration is considered to be cost of issuing the debt and as such, the initial fair value of the 8.5% SPAs was determined to be EUR 772,568 (approximately $85,440), determined using an estimated effective interest rate of 11.5%. Under the agreements, the lenders also agreed to invest in the Company and contributed EUR 676,366 (approximately $775,183) to acquire 27,752 shares of the Company between the years of 2013 and 2016. During the year ended December 31, 2020, EUR 80,000 (approximately $99,527) of the 8.5% SPAs was extinguished as the lender, who is also a customer of the Company, elected to offset the debt amount against amounts in trade receivables due to the Company. The debtor did not demand the Final Remuneration and the Company recognized a gain on the extinguishment of $8,214.

In 2010, the Company entered into a silent partnership agreement whereby the lender agreed to lend the Company EUR 300,000 (approximately $343,830) (the “8% SPA”). The Company must repay the loan by January 31, 2023. The Company must pay a minimum of 8% interest per annum on the loan. The lender is entitled to 1.95% of the Company’s net income each year should the Company be profitable and provided that the amount paid does not exceed the principal amount of the debt; the lender does not partake in the Company’s losses. At maturity, the lender of the 8% SPA has the option to demand an additional payment of up to 30% of the principal of the loan as a Final Remuneration. The Final Remuneration is considered to be cost of issuing the debt and as such, the initial fair value of the 8% SPA was determined to be EUR 289,900 (approximately $332,254), determined using an estimated effective interest rate of 11.5%.

A continuity of the Company’s silent partnerships is as follows:

	3% SPAs	3.5% SPAs	8.5% SPAs	8% SPAs	Total
Balance, January 1, 2021	$288,558	$43,313	$1,030,167	$456,212	$1,818,250
Issued during the year	236,636	-	-	-	236,636
Discount	-	-	(51,410)	-	(51,410)
Accretion	34,970	3,214	30,018	10,093	78,295
Effects of currency translation	(31,315)	(3,256)	(73,694)	(33,387)	(141,652)
Balance, December 31, 2021	$528,849	$43,271	$935,081	$432,918	$1,940,119
Accretion	19,166	1,557	14,066	4,704	39,493
Effects of currency translation	(42,294)	(3,460)	(73,967)	(34,171)	(153,892)
Balance, June 30, 2022	$505,721	$41,368	$875,180	$403,451	$1,825,720